Goodwill and Other Intangible Assets [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Movement in Carrying Amount of Goodwill [Table Text Block]

	Six months ended September 30,
	2019	2020
	(in millions)
Balance at beginning of period
Goodwill (1)	¥626,009	¥1,093,554
Accumulated impairment losses (1)	(192,118)	(575,928)

	433,891	517,626
Goodwill acquired during the six months (2)	446,643	3,990
Impairment loss	(241,356)	(106,479)
Foreign currency translation adjustments and other	(22,558)	(10,128)

Balance at end of period
Goodwill	1,050,094	1,087,416
Accumulated impairment losses	(433,474)	(682,407)

	¥616,620	¥405,009

Notes:	(1)	Goodwill originally recognized of ¥1,900,019 million, which has been fully impaired before April 1, 2019, is not included in the table above.
	(2)	See Note 2 for the goodwill acquired in connection with acquisitions.

Carrying Amount of Other Intangible Assets by Major Class [Table Text Block]

	March 31, 2020	September 30, 2020
	(in millions)
Intangible assets subject to amortization:
Software (1)	¥755,638	¥764,940
Customer relationships	303,250	276,802
Core deposit intangibles	74,780	67,642
Trade names	56,693	53,311
Other	11,605	10,915

Total	1,201,966	1,173,610
Intangible assets not subject to amortization:
Other (2)	37,560	25,630

Total	¥1,239,526	¥1,199,240

Notes:	(1)	As a result of adopting new guidance, costs for implementation activities in certain hosting arrangements are capitalized as software.
	(2)	Intangible assets not subject to amortization includes mortgage servicing rights accounted for at fair value of ¥29,641 million and ¥15,274 million at March 31, 2020 and September 30, 2020, respectively.